SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movement of guarantee liabilities
Beginning balance		¥ 300,942	¥ 5,768
Provision at the inception of new loans		2,059,392	452,182
Net payout		(935,991)	(156,677)
Release on expiration		(25,169)	(331)
Ending balance	$ 203,501	1,399,174	300,942
Contractual amounts of outstanding loans subject to guarantee		40,770,719	10,844,693
Contractual amounts of outstanding loans not subject to guarantee		¥ 960,839	¥ 160,183
Minimum
Movement of guarantee liabilities
Compensation service period	1 month	1 month	1 month
Maximum
Movement of guarantee liabilities
Compensation service period	12 months	12 months	12 months